Revenue (Tables)	6 Months Ended
Jun. 30, 2018
Revenue.
Schedule of Revenue

	For the three months ended		For the six months ended
	June 30,		June 30,
	2018	2017	2018	2017
Commodity
Gold(1)	$108.6	$116.5	$226.9	$239.4
Silver	18.1	22.8	41.6	47.2
Platinum-group metals(1)	9.6	11.0	18.9	21.7
Other mining commodities	2.3	3.7	5.3	7.5
Oil & gas	22.7	9.6	41.7	20.5
	$161.3	$163.6	$334.4	$336.3
Geography
Latin America	$63.9	$76.1	$141.0	$162.8
United States	35.6	25.9	66.2	50.4
Canada(1)	30.9	32.6	62.7	61.3
Rest of World	30.9	29.0	64.5	61.8
	$161.3	$163.6	$334.4	$336.3
Type
Revenue-based royalties	$50.5	$38.3	$98.9	$76.7
Streams(1)	90.7	105.7	194.4	222.0
Profit-based royalties	11.9	10.1	23.7	19.0
Other	8.2	9.5	17.4	18.6
	$161.3	$163.6	$334.4	$336.3

Includes $0.2 and $0.5 million of provisional price adjustments for gold for the three and six months ended June 30, 2018, respectively, and $0.1 and $0.6 million of provisional price adjustments for platinum-group metals, for the three and six months ended June 30, 2018, respectively.